STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,338,076)	$ (121,669)	$ (338,484)	$ (503,715)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation	322		646	317
Shares issued for services	1,125,000		126,387
Deferred financing fees		3,155		(42,895)
Amortization of deferred financing fees	13,595		32,455
Amortization of discount		19,920	19,920
Changes in net assets and liabilities -
Accrued interest	4,238	352	10,920	3,704
Prepaid expense		(6,586)
Accounts payable - trade	(2,050)		3,879	26,265
NET CASH USED IN OPERATING ACTIVITIES	(196,971)	(104,828)	(144,277)	(516,324)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets				(3,227)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of common stock	194,004	126		33,381
Proceeds from Convertible notes	38,952	87,361	145,666	448,586
Proceeds from short-term notes payable		46,845	46,845
Payments on short-term notes payable	(2,544)	(52,219)	(54,772)
Proceeds from Related Party Debt	52	58,137	71,544	69,822
Payments on Related Party Debt	(26,935)	(36,670)	(63,795)	(30,991)
NET CASH PROVIDED BY FINANCING ACTIVITIES	203,529	103,580	145,488	520,798
NET INCREASE (DECREASE) IN CASH	6,558	(1,248)	1,211	1,248
CASH - BEGINNING OF PERIOD	2,459	1,248	1,248
CASH - END OF PERIOD	9,017	0	2,459	1,248
SUPPLEMENTAL NON-CASH DISCLOSURES
Cash Paid for interest
Cash Paid for income tax
Notes payable increased by financing costs and interest	23,075		$ 23,075
Convertible debt converted into common shares	$ 652,066